Shareholder Report, Line Graph (Details) 191869_Amplify Cash Flow High Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Sep. 19, 2023	Sep. 30, 2025
Amplify COWS Covered Call ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Amplify COWS Covered Call ETF NAV
Accumulated Value	$ 11,250	$ 10,000	$ 11,553
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 13,162	$ 10,000	$ 15,478